Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Included in non-current liabilities:
Borrowings	¥ 230,831	¥ 728,856	¥ 1,044,421
Others	31,278	31,988
Included in current liabilities:
Borrowings	12,353,652	10,754,552	7,697,190
Short-term treasury investments	0	200,000	940,000
Unsecured borrowings | RMB
Included in non-current liabilities:
Long-term borrowings			830,700
Borrowings			7,300
Included in current liabilities:
Short-term borrowings	10,173,129	9,013,112	6,672,900
Long-term borrowings, current portion			5,000
Unsecured borrowings | MXN
Included in non-current liabilities:
Long-term borrowings		347,749	142,464
Included in current liabilities:
Short-term borrowings		300,166	62,609
Unsecured borrowings | USD
Included in current liabilities:
Short-term borrowings	1,595,415	970,362
Unsecured borrowings | BRL
Included in non-current liabilities:
Long-term borrowings		164,031
Included in current liabilities:
Long-term borrowings, current portion	406,641
Unsecured borrowings | EUR
Included in non-current liabilities:
Borrowings		69,864
Included in current liabilities:
Long-term borrowings, current portion		18,464
Secured borrowings | RMB
Included in non-current liabilities:
Borrowings	45,316		63,957
Included in current liabilities:
Short-term borrowings		199,468	935,335
Long-term borrowings, current portion	24,944		¥ 21,346
Secured borrowings | USD
Included in current liabilities:
Short-term borrowings		177,733
Secured borrowings | BRL
Included in non-current liabilities:
Borrowings	154,237	115,224
Included in current liabilities:
Long-term borrowings, current portion	¥ 153,523	¥ 75,247